Preferred Stock	12 Months Ended
Jun. 30, 2023
Preferred Stock [Abstract]
Preferred Stock

Note 7 — Preferred Stock

Series AA Preferred Stock

On June 28, 2022, the Company and Eureka entered into the Contribution Agreement pursuant to which Eureka contributed and assigned to the Company all right, title and interest in and to the Assets in exchange for 105,000,000 shares of the Company’s Series AA Preferred stock. In accordance with ASC 805 “Common control transactions.” The transfer of the Assets was accounted for by the Company at historical carrying values.

Series A Preferred Stock

On June 28, 2022, the Company entered into a Series A Preferred Stock Purchase Agreement with an accredited third-party investor to raise gross proceeds of $5,000,000 by issuing 5,000,000 shares of its Series A Preferred Stock. The shares of the Series A Preferred Stock were sold for $1.00 per share.

In addition, Eureka and Series A Preferred Stock’s accredited third-party investors entered into an letter agreement that in the event that the Company does not achieve certain milestone , Eureka shall automatically forfeit a percentage of (a) Eureka’s shares of capital stock of the Company, calculated as of immediately following the initial closing (the “Estrella Shares”), or (b) equity received as consideration in exchange for shares of capital stock of the Company (the “Transaction Shares”). On October 5, 2022, Eureka and the holders of Series A Preferred Stock terminated the letter agreement. As a result, the share forfeiture provisions as mentioned above are no longer in effect.

The significant terms of the Series A, Series AA Preferred Stocks issued by the Company are as follows:

Dividend Rights

Each holder of Preferred Stock shall be entitled to receive only when, as and if declared by the board of directors, out of any funds and assets legally available therefor, dividends on a pari passu basis at the rate of 8% of the original issue price of $1.00 per share. The dividend shall be non-cumulative and non-compounding.

Liquidation Rights

Series A Preferred Stock — In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of Series A Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders or, in the case of a Deemed Liquidation Event (as defined below), out of the consideration payable to stockholders in such Deemed Liquidation Event or the Available Proceeds, before any payment shall be made to the holders of Series AA Preferred Stock or Common Stock by reason of their ownership thereof, and amount per share equal to the applicable Original Issue Price, plus any dividends declared but unpaid thereon.

Series AA Preferred Stock — After payment of the full liquidation preference of the Series A Preferred Stock, then in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of Series AA Preferred Stock then outstanding shall be entitled to be paid out of the assets of Company available for distribution to its stockholders or, in the case of a Deemed Liquidation Event, out of the consideration payable to stockholders in such Deemed Liquidation Event or the Available Proceeds. Before any payment shall be made to the holders of Common Stock by reason of their ownership, an amount per share equal to the applicable Original Issue Price, plus any dividends declare but unpaid thereon.

Distribution of Remaining Assets — If there are any remaining assets of the Company, such assets shall be distributed among the holders of the shares of Series A Preferred Stock and Common Stock, prorated based on the number of shares held by each such holder, treating for this purpose all such securities as if they had been converted to Common Stock.

Voting Rights

Each holder of outstanding shares of Series A Preferred Stock shall be entitled to cast two (2) votes for each share of Series A Preferred Stock held by such holder and each holder of outstanding shares of Series AA Preferred Stock shall be entitled to cast one (1) vote for each share of Series AA Preferred stock held by such holder. Except as provided by law or by the other provisions of the amended and restated certificate of incorporation, holders of Preferred Stock shall vote together with holders of Common Stock as a single class.

Conversion Rights

Each share of Preferred Stock shall be convertible, at the option of the holder at any time and from time to time, and without the payment of additional consideration by the holder into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Original Issue Price by the Conversion Price in effect at the time of conversion. The Series A Conversion Price applicable to the Series A Preferred Stock shall initially be equal to $1.00. The Series AA Conversion Price applicable to the Series AA Preferred Stock shall initially be equal to $1.00. The Series A Conversion Price and the Series AA Conversion Price are referred to as “Conversion Price”. The initial Conversion Prices and the rate at which shares of applicable Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment in connection with certain dilutive issuances, share split, combinations, dividends, distributions, recapitalizations, mergers, consolidations, reclassifications, exchanges, and substitutions.

Pursuant to the Company’s amended and restated certificate of incorporation, holders of the Company’s Preferred Stock have the following methods of conversion: Automatic conversion upon either (a) the closing of the sale of shares of Common Stock to the public at a price of at least $1.00 per share (subject to appropriate adjustment in the event of any stock dividend, stock splits, combination or other similar recapitalization with respect to the Common Stock), in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $50,000,000 of gross proceeds to the Company and in connection with such offering the Common Stock is listed for trading on the Nasdaq Stock Market’s National Market, the New York Stock Exchange or another exchange or marketplace approved by the board of directors or (b) the date and time, or the occurrence of an event, specified by vote or written consent of (i) the holders of at least a majority of the outstanding shares of Series A Preferred Stock and (ii) the holders of at least a majority of the outstanding shares of Series AA Preferred Stock, voting separately, then (x) all outstanding shares of Preferred Stock shall automatically be converted into shares of Common Stock, at the then effective conversion rate (y) such shares may not be reissued by the Company.

Redemption Rights

Both Series A Preferred Stock and Series AA Preferred Stock were mandatorily redeemable upon the occurrence of a “Deemed Liquidation Event” which includes the following: (1) a merger or consolidation in which (a) the Company is a constituent party or (b) a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or consolidation, except any such merger or consolidation involving the Corporation or a subsidiary in which the shares of capital stock of the Company outstanding immediately prior to such merger or consolidation continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following such merger or consolidation, at least a majority, by voting power, of the capital stock of (i) the surviving or resulting corporation; or (ii) if the surviving or resulting corporation is a wholly owned subsidiary of another corporation immediately following such merger or consolidation, the parent corporation of such surviving or resulting corporation; or (2) (a) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or (b) the sale or disposition (whether by merger, consolidation or otherwise, and whether in a single transaction or a series of related transactions) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition is to a wholly owned subsidiary of the Company.

The Company shall use the consideration received by the Company for such Deemed Liquidation Events mentioned above (net of any retained liabilities associated with the assets sold or technology licensed, as determined in good faith by the board of directors of the Company), together with any other assets of the Company available for distribution to its stockholders, all to the extent permitted by Delaware law governing distributions to stockholders (the “Available Proceeds”), to redeem all outstanding shares of Preferred Stock at a price per share equal to the applicable liquidation amount, which is equal to the original issue price of the Preferred Stock plus any declared but unpaid dividends. The Series A Preferred Stock must receive its liquidation amount prior to the Series AA Preferred Stock receives any payment.

The Series A Preferred Stock and the Series AA Preferred Stock were accounted for under Section 480-10-S99 — Distinguishing Liabilities from Equity (FASB Accounting Standards Codification 480) as amended by ASU 2009-04 — for Redeemable Equity Instruments (“ASU 2009-04”). Under ASU 2009-04, a redeemable equity security is to be classified as temporary equity if it is conditionally redeemable upon the occurrence of an event that is not solely within the control of the issuer. Therefore, the Company classified the Series A Preferred Stock and Series AA Preferred Stock as temporary equity in the balance sheets as of June 30, 2023 and 2022.